Business Segments	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Business Segments [Abstract]
Business Segments

Note 15 — Business Segments

During the fourth quarter of 2013, the Company sold its Hankinson, North Dakota ethanol plant.  This was the largest of the two ethanol plants that were owned by the Company.  Because of this sale, the Company was required to reevaluate its operating segments for reporting purposes.  After reviewing the quantitative and qualitative aspects of the Company’s segments, it was determined that the remaining ethanol assets did not warrant separate segment presentation.  Therefore, the segments for the Company were restated for all prior periods to reflect one remaining operating segment, Marketing.  The remaining ethanol assets were recast into the category with the prior Corporate assets and renamed “Corporate and other assets”.  In addition, due to the sale of the Hankinson entity, the Company also shows discontinued operations for all periods presented for the prior Hankinson activity. Segment information is as follows:

		Three Months Ended
		March 31, 2014		March 31, 2013
	Total Assets at	External	Income	External	Income
(Thousands of dollars)	March 31,	Revenues	(Loss)	Revenues	(Loss)
Marketing	$1,831,732	$4,115,437	$13,761	$4,292,146	$23,387
Corporate and other assets	57,233	48,897	(4,909)	65,846	(2,833)
Total operating segment	1,888,965	4,164,334	8,852	4,357,992	20,554
Discontinued operations	-	-	781	-	1,493
Total	$1,888,965	$4,164,334	$9,633	$4,357,992	$22,047

Note 20 — Business Segments

During the fourth quarter of 2013, the Company sold its Hankinson, North Dakota ethanol plant.  This was the largest of the two ethanol plants that were owned by the Company.  Because of this sale, the Company was required to reevaluate its operating segments for reporting purposes.  After reviewing the quantitative and qualitative aspects of the Company’s segments, it was determined that the remaining ethanol assets did not warrant separate segment presentation.  Therefore, the segments for the Company were restated for the current period and all prior periods to reflect one remaining operating segment, Marketing.  The remaining ethanol assets were recast into the category with the prior Corporate assets and renamed “Corporate and other assets”.  In addition, due to the sale of the Hankinson entity, the Company also shows discontinued operations for all periods presented for the prior Hankinson activity. Segment information is as follows:

Segment Information		Corporate and	Discontinued
(Thousands of dollars)	Marketing	Other Assets	Operations	Consolidated
Year ended December 31, 2013
Segment income (loss)	$164,013	(7,687)	78,707	$235,033
Revenues from external customers	17,814,081	269,254	-	18,083,335
Interest income	-	1,099	-	1,099
Interest expense	-	(14,509)	-	(14,509)
Income tax expense (benefit)	106,223	(4,872)	-	101,351
Significant noncash charges (credits)
Depreciation and amortization	71,253	2,877	-	74,130
Accretion of asset retirement obligations	1,096	-	-	1,096
Impairment of properties	-	-	-	-
Deferred and noncurrent income taxes (benefits)	(9,796)	2,534	-	(7,262)
Additions to property, plant and equipment	162,051	9,402	519	171,972
Total assets at year-end	$1,527,125	354,117	-	$1,881,242

Segment Information		Corporate and	Discontinued
(Thousands of dollars)	Marketing	Other Assets	Operations	Consolidated
Year ended December 31, 2012
Segment income (loss)	$139,583	(53,169)	(2,846)	$83,568
Revenues from external customers	19,011,040	290,268	-	19,301,308
Interest income	-	172	-	172
Interest expense	-	(384)	-	(384)
Income tax expense (benefit)	92,059	(28,354)	-	63,705
Significant noncash charges (credits)
Depreciation and amortization	66,913	4,827	-	71,740
Accretion of asset retirement obligations	980	-	-	980
Impairment of properties	-	60,988	-	60,988
Deferred and noncurrent income taxes (benefits)	3,393	(19,856)	-	(16,463)
Additions to property, plant and equipment	103,096	1,400	7,097	111,593
Total assets at year-end	1,765,020	111,025	116,420	1,992,465

Year ended December 31, 2011
Segment income (loss)	$188,907	(1,054)	136,167	$324,020
Revenues from external customers	18,702,720	216,496	-	18,919,216
Interest income	-	32	-	32
Interest expense	-	(408)	-	(408)
Income tax expense (benefit)	123,618	(658)	-	122,960
Significant noncash charges (credits)
Depreciation and amortization	61,135	3,744	-	64,879
Accretion of asset retirement obligations	877	-	-	877
Impairment of properties	-	-	-	-
Deferred and noncurrent income taxes (benefits)	22,686	262	-	22,948
Additions to property, plant and equipment	77,394	22,575	48,432	148,401
Total assets at year-end	$1,524,898	150,403	109,682	$1,784,983